Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Other Disclosures
Summary of remuneration of the Board of Directors and Executive Management

(DKK million)	2023	2022	2021

Wages and salaries	71	55	51
Share-based compensation expenses	100	70	58
Defined contribution plans	3	2	2

Total	174	127	111

Schedule of Remuneration to the Board of Directors

	Base Board Fee			Committee Fees			Share-Based Compensation Expenses			Total
(DKK million)	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Deirdre P. Connelly	1.2	1.2	1.2	0.5	0.5	0.5	1.1	0.9	0.7	2.8	2.6	2.4
Pernille Erenbjerg	0.9	0.9	0.9	0.4	0.4	0.4	0.8	0.7	0.5	2.1	2.0	1.8
Anders Gersel Pedersen	0.6	0.6	0.6	0.5	0.4	0.4	0.6	0.5	0.4	1.7	1.5	1.4
Paolo Paoletti	0.6	0.6	0.6	0.3	0.3	0.3	0.6	0.5	0.4	1.5	1.4	1.3
Rolf Hoffmann	0.6	0.6	0.6	0.3	0.3	0.4	0.6	0.5	0.4	1.5	1.4	1.4
Elizabeth O’Farrell[1]	0.6	0.5	-	0.3	0.2	-	1.0	0.6	-	1.9	1.3	-
Jonathan Peacock[2]	-	-	0.5	-	-	0.3	-	-	0.6	-	-	1.4
Mijke Zachariasse[3]	0.6	0.6	0.6	-	-	-	0.5	0.4	0.3	1.1	1.0	0.9
Martin Schultz[3]	0.6	0.5	-	-	-	-	0.2	-	-	0.8	0.5	-
Takahiro Hamatani[3]	0.6	0.5	-	-	-	-	0.2	-	-	0.8	0.5	-
Peter Storm Kristensen[4]	-	0.1	0.6	-	-	-	-	0.1	0.4	-	0.2	1.0
Rima Bawarshi Nassar[4]	-	0.1	0.6	-	-	-	-	0.1	0.2	-	0.2	0.8

Total	6.3	6.2	6.2	2.3	2.1	2.3	5.6	4.3	3.9	14.2	12.6	12.4

1 – Elizabeth O’Farrell was newly elected to the Board of Directors at the Annual General Meeting in March 2022.

2 – Jonathan Peacock stepped down from the Board of Directors effective November 15, 2021, due to increased responsibilities in connection with his other board commitments.

3 – Employee elected board members were elected at the Annual General Meeting in March 2022.

4 – Peter Storm Kristensen and Rima Bawarshi Nassar stepped down from the Board of Directors as employee elected board members at the Annual General Meeting in March 2022.

Schedule of executive compensation

	Base Salary			Defined Contribution Plans			Other Benefits			Annual Cash Bonus			Share-Based Compensation Expenses			Total
(DKK million)	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Jan van de Winkel	9.2	8.6	7.9	1.3	1.3	1.1	0.3	0.3	0.6	9.2	8.6	7.9	24.3	22.9	20.6	44.3	41.7	38.1
Anthony Pagano	4.4	4.3	3.2	0.1	0.1	0.1	-	-	-	2.6	2.6	1.9	12.5	9.5	7.2	19.6	16.5	12.4
Anthony Mancini	4.9	4.7	3.9	0.1	0.1	0.1	-	-	3.1	2.9	2.8	2.3	13.9	11.4	7.2	21.8	19.0	16.6
Judith Klimovsky	5.0	4.9	4.0	0.1	0.1	0.1	-	-	-	3.0	2.9	2.5	13.6	14.1	13.2	21.7	22.0	19.8
Tahamtan Ahmadi[1]	4.7	4.6	3.3	0.1	0.1	0.1	-	-	-	2.9	2.8	2.0	12.1	7.7	5.5	19.8	15.2	10.9
Birgitte Stephensen[2]	2.6	-	-	0.3	-	-	-	-	-	1.5	-	-	5.7	-	-	10.1	-	-
Christopher Cozic[2]	3.3	-	-	0.1	-	-	-	-	-	2.0	-	-	7.8	-	-	13.2	-	-
Martine van Vugt[3]	2.5	-	-	0.6	-	-	0.1	-	-	1.6	-	-	4.1	-	-	8.9	-	-

Total	36.6	27.1	22.3	2.7	1.7	1.5	0.4	0.3	3.7	25.7	19.7	16.6	94.0	65.6	53.7	159.4	114.4	97.8

1 – Tahamtan Ahmadi was appointed Chief Medical Officer, Head of Experimental Medicines and member of the Executive Management in March 2021.

2 – Birgitte Stephensen and Christopher Cozic were appointed Chief Legal Officer and Chief People Officer, respectively, and members of the Executive Management in March 2022.

3 – Martine van Vugt was appointed Chief Strategy Officer and member of the Executive Management in March 2023.

Summary of fees to auditors

(DKK million)	2023	2022	2021

PricewaterhouseCoopers
Audit fees	6.1	5.8	5.8
Audit-related fees	3.4	2.0	1.8
Tax fees	-	-	-
All other fees	0.1	-	0.1

Total	9.6	7.8	7.7

Summary of adjustments to cash flow statement

(DKK million)	Note	2023	2022	2021

Adjustments for non-cash transactions:
Depreciation, amortization and impairment	3.1, 3.2, 3.3	295	362	248
Share-based compensation expenses	2.3, 4.6	586	439	310
Other		-	-	(32)

Total adjustments for non-cash transactions		881	801	526

Change in operating assets and liabilities:
Receivables		797	(2,123)	(1,009)
Inventories		(57)	-	-
Other payables		622	283	304

Total change in operating assets and liabilities		1,362	(1,840)	(705)